Document and Entity Information	Oct. 12, 2026	Feb. 23, 2026
Document And Entity Information [Line Items]
Amendment Flag		false
Entity Central Index Key		0001050446
Document Type		8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name		STRATEGY INC
Entity Incorporation State Country Code		DE
Entity File Number		001-42509
Entity Tax Identification Number		51-0323571
Entity Address, Address Line One		1850 Towers Crescent Plaza
Entity Address, City or Town		Tysons Corner
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		22182
City Area Code		(703)
Local Phone Number		848-8600
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
M 10.00 Series A Perpetual Strife Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		10.00% Series A Perpetual Strife Preferred Stock, $0.001 par value per share
Trading Symbol		STRF
Security Exchange Name		NASDAQ
Variable Rate Series A Perpetual Stretch Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share
Trading Symbol		STRC
Security Exchange Name		NASDAQ
M 8.00 Series A Perpetual Strike Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share
Trading Symbol		STRK
Security Exchange Name		NASDAQ
M 10.00 Series A Perpetual Stride Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		10.00% Series A Perpetual Stride Preferred Stock, $0.001 par value per share
Trading Symbol		STRD
Security Exchange Name		NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title		Class A Common Stock, $0.001 par value per share
Trading Symbol		MSTR
Security Exchange Name		NASDAQ